DISCONTINUED OPERATIONS - DISPOSALS OF SUBSIDIARIES (Details) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended		1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Nov. 15, 2012 First Disposal Group [Member] USD ($)	Nov. 15, 2012 First Disposal Group [Member] CNY	Nov. 20, 2013 Second Disposal Group [Member] CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash						443,765	336,322
Pledged deposits							234,644
Accounts receivables, net						159,848	685,367
Bills receivable						38,483	27,816
Amount due from the Group						61,472	148,573
Inventories						157,033	341,549
Prepaid expenses and other receivables						36,198	33,708
Property and equipment, net						7,751	2,704
Land use rights, net						19,015
Other assets						321
Intangible assets, net							44,010
Accounts payables						(71,426)	(214,653)
Bank borrowings						(369,112)	(684,379)
Income taxes payables						(1,189)	(2,520)
Amount due to the Group							(372,019)
Accrued expenses and other liabilities						(3,790)	(3,868)
Less: Non controlling interests							(61,310)
Total						478,369	515,944
Cash consideration					(78,000)	(486,502)	(487,543)
Exchange reserve realized upon disposal						5,638	4,425
Transaction cost						1,937	705
Gain on disposal of subsidiaries	$ (1,226)	(7,421)	167,634	98,401		558	(33,531)